Share-based payments - Fair value assumptions (Details)	12 Months Ended
Sep. 30, 2023
TSR-hurdled grants
Fair value assumptions
Risk-free rate	3.10%
Volatility rate	25.00%
Westpac Long Term Variable Reward Plan (LTVR) | TSR and ROE-hurdled grants
Fair value assumptions
Dividend yield	5.50%
Westpac Equity Incentive Plan (EIP) | TSR and ROE-hurdled grants
Fair value assumptions
Dividend yield	6.00%